Global minimum top-up tax	12 Months Ended
Jun. 30, 2026
Global minimum top-up tax
Global minimum top-up tax

26.    Global minimum top-up tax

The Group falls within the scope of the OECD model rules of the second pillar for the national implementation of the global minimum tax (Pillar Two). The implementation into German law took place through the introduction of a minimum tax law in December 2023, which applies to all financial years beginning after December 30, 2023.

LuxExperience Group applies the exemption in accounting standard IAS 12 for the recognition and disclosure of information on deferred tax assets and liabilities in connection with income taxes from global minimum taxation.

Based on the calculations for fiscal year 2026, the group has not recognized any effects for Pillar Two.